Contractual Maturities of Borrowings (Details) $ in Thousands	Dec. 31, 2015 USD ($)
Debt Instrument [Line Items]
Long-term Debt, Maturities, Repayments of Principal in Next Twelve Months	$ 53,034
Long-term Debt, Maturities, Repayments of Principal in Year Two	56,328	[1]
Long-term Debt, Maturities, Repayments of Principal in Year Three	44,500	[2]
Long-term Debt, Maturities, Repayments of Principal in Year Four	32,000	[3]
Long-term Debt, Maturities, Repayments of Principal in Year Five	27,500	[4]
Long-term Debt, Maturities, Repayments of Principal after Year Five	29,481	[5]
Long-term Debt	$ 242,843
Long-term Debt, Weighted Average Interest Rate	1.52%
FHLB Advances, maturity in year two, callable in 2016	$ 21,500
FHLB Advances, maturity in year three, callable during 2016	4,000
FHLB Advances, maturity in year four, callable during 2016	10,000
FHLB Advances, maturity in year five, callable during 2017	3,000
FHLB Advances, maturity after five years, callable during 2020	6,000
Federal Home Loan Bank Advances [Member]
Debt Instrument [Line Items]
Long-term Debt, Maturities, Repayments of Principal in Next Twelve Months	53,034
Long-term Debt, Maturities, Repayments of Principal in Year Two	56,328	[1]
Long-term Debt, Maturities, Repayments of Principal in Year Three	44,500	[2]
Long-term Debt, Maturities, Repayments of Principal in Year Four	32,000	[3]
Long-term Debt, Maturities, Repayments of Principal in Year Five	27,500	[4]
Long-term Debt, Maturities, Repayments of Principal after Year Five	21,233	[5]
Long-term Debt	$ 234,595
Long-term Debt, Weighted Average Interest Rate	1.50%
Junior Subordinated Debt [Member]
Debt Instrument [Line Items]
Long-term Debt, Maturities, Repayments of Principal in Next Twelve Months	$ 0
Long-term Debt, Maturities, Repayments of Principal in Year Two	0
Long-term Debt, Maturities, Repayments of Principal in Year Three	0
Long-term Debt, Maturities, Repayments of Principal in Year Four	0
Long-term Debt, Maturities, Repayments of Principal in Year Five	0
Long-term Debt, Maturities, Repayments of Principal after Year Five	8,248
Long-term Debt	$ 8,248
Long-term Debt, Weighted Average Interest Rate	2.21%

[1]	(1) Includes FHLB advances of $21.5 million that are callable during 2016.
[2]	(2) Includes an FHLB advance of $4.0 million that is callable during 2016.
[3]	(3) Includes FHLB advances of $10.0 million that are callable during 2016.
[4]	(4) Includes an FHLB advance of $3.0 million that are callable during 2017.
[5]	(5) Includes an FHLB advance of $6.0 million that are callable during 2020.